TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Codere Online Busines [Member]
Reserve Quantities [Line Items]
Disclosure of trade payables and other current liabilities

	06/30/2021	12/31/2020
Trade payables	12,303	13,017
Customer online wallets	3,951	4,103
Other current liabilities	2,387	2,014
Accruals	108	97
Total	18,749	19,231
Of which:
with related parties (Note 11)	2,978	1,479

Disclosure of other current liabilities

	06/30/2021	12/31/2020
Accrued salaries	312	232
Current tax liabilities	1,678	1,510
Others	397	272
Total	2,387	2,014

Disclosure of other current liabilities

Expected credit loss as of 12/31/2019	30
Additions	71
Reversal	—
Expected credit loss as of 12/31/2020	101
Additions	—
Reversal	(95)
Expected credit loss as of 06/30/2021	6

Codere Online Business [Member]
Reserve Quantities [Line Items]
Disclosure of trade payables and other current liabilities

	12/31/2020	12/31/2019	01/01/2019
Trade payables	13,017	18,517	11,652
Customer online wallets	4,103	3,684	2,735
Other current liabilities	2,014	1,463	1,410
Accruals	97	87	17
Total	19,231	23,751	15,814
Of which:
with related parties (Note 15)	1,479	12,983	6,581

Disclosure of other current liabilities

	12/31/2020	12/31/2019	01/01/2019
Accrued salaries	232	238	341
Current gaming tax liabilities	1,510	—	1,069
Others	272	1,225	—
Total	2,014	1,463	1,410